STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
SUMMARY OF WARRANTS ACTIVITY

A summary of the Company’s stock warrants activity is as follows:

	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	-	$-
Granted	165,077	2.05
Exercised	-	-
Canceled	-	-
Outstanding at September 30, 2020	165,077	$2.05	4.9	$-
Vested and expected to vest at September 30, 2020	165,077	$2.05	4.9	$-
Exercisable at September 30, 2020	165,077	$2.05	4.9	$-

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS GRANTED ASSUMPTIONS

The fair values of warrants granted in 2021 were estimated using the Black-Scholes option pricing model on the grant date using the following assumptions:

September 30,
2021
Weighted-average grant date fair value per share	$8.14
Risk-free interest rate	0.76% - 0.84%
Dividend yield	—%
Expected term (in years)	5
Volatility	368 - 369%